Revenue (Tables)	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)

Top client	$80,857	$92,280	$270,416	$254,655
Clients 2-5	176,598	173,112	512,883	502,514
Clients 6-10	91,134	94,631	247,309	287,782
Clients 11-25	134,111	106,184	399,877	329,833
Other	227,741	188,810	649,945	541,968

Total	$710,441	$655,017	$2,080,430	$1,916,752